Operating leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the six months ended June 30, 2022 and June 30, 2021 were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	(in thousands)		(in thousands)
Operating lease costs	$13,548	$7,549	$28,812	$15,338
Income from sub-leases	(303)	(220)	(630)	(431)
Net operating lease costs	$13,245	$7,329	$28,182	$14,907

Of the total cost of $28.2 million incurred in the six months ended June 30, 2022 (June 30, 2021: $14.9 million), $27.1 million (June 30, 2021: $13.8 million) is recorded within selling, general and administration costs and $1.1 million (June 30, 2021: $1.1 million) is recorded within direct costs.

During the six months ended June 30, 2022 and June 30, 2021, costs incurred by the Group related to variable lease payments was de minimis.

Right-of-use assets obtained during the three months ended June 30, 2022, excluding early termination options, now reasonably certain to be exercised of $Nil (June 30, 2021: $Nil), totaled $29.0 million (June 30, 2021: $1.0 million). Right-of-use assets obtained during the six months ended June 30, 2022, excluding early termination options, now reasonably certain to be exercised of $Nil (June 30, 2021: $4.2 million), totaled $35.8 million (June 30, 2021: $3.8 million).

The weighted average remaining lease term and weighted-average discount rate at June 30, 2022 were 6.82 years and 2.65%, respectively.

Future minimum lease payments under non-cancelable leases as of June 30, 2022 were as follows:

Minimum rental payments
(in thousands)	June 30, 2022
Year 1	$49,554
Year 2	42,029
Year 3	28,422
Year 4	20,226
Year 5	16,870
Thereafter	53,190
Total future minimum lease payments	210,291
Lease imputed interest	(15,993)
Total	$194,298
Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $47.0 million have been included in other liabilities as at June 30, 2022 (June 30, 2021: $22.8 million).